PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
The following table presents the change in the balance of property, plant and equipment for the year ended December 31, 2025 and 2024:

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2024	$19	$2,055	$553	$393	$378	$3,398
Additions (cash and non-cash)	—	48	75	3	56	182
Dispositions	—	—	(8)	(1)	(30)	(39)
Assets reclassified as held for sale	—	—	(2)	—	—	(2)
Foreign currency translation and other	(2)	(199)	(39)	(35)	(39)	(314)
Balance at December 31, 2024	$17	$1,904	$579	$360	$365	$3,225
Additions (cash and non-cash)	—	25	64	6	54	149
Dispositions (1)	(5)	(1,938)	(495)	(346)	(228)	(3,012)
Assets reclassified as held for sale	(7)	(25)	—	—	—	(32)
Foreign currency translation and other	—	46	20	13	33	112
Balances at December 31, 2025	$5	$12	$168	$33	$224	$442

Accumulated depreciation and impairment
Balance at January 1, 2024	$—	$(242)	(205)	(75)	(133)	(655)
Depreciation and impairment expense	—	(55)	(63)	(16)	(55)	(189)
Dispositions	—	—	3	2	26	31
Assets reclassified as held for sale	—	—	1	—	—	1
Foreign currency translation and other	—	24	19	6	18	67
Balance at December 31, 2024	$—	$(273)	$(245)	$(83)	$(144)	$(745)
Depreciation and impairment expense	—	(23)	(42)	(8)	(56)	(129)
Dispositions (1)	—	285	207	71	73	636
Assets reclassified as held for sale	—	19	—	—	—	19
Foreign currency translation and other	—	(10)	(9)	(2)	(4)	(25)
Balances at December 31, 2025	$—	$(2)	$(89)	$(22)	$(131)	$(244)
Net book value
December 31, 2024	$17	$1,631	$334	$277	$221	$2,480
December 31, 2025	$5	$10	$79	$11	$93	$198
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(1)Includes the deconsolidation of the company’s healthcare services operation. See Note 17(i) for additional information.
The carrying value and depreciation/impairment expense of right-of-use assets as at December 31, 2025 and 2024 are outlined below, by class of underlying asset:

	Year ended December 31, 2025
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$—	$61	$32	$93
Depreciation/impairment expense	—	(28)	(28)	$(56)

	Year ended December 31, 2024
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$1	$190	$30	$221
Depreciation/impairment expense	—	(30)	(25)	$(55)
Lessor
Assets subject to operating leases	—	—	5	$5